ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued expenses	$ 9,528	$ 5,303
Hedging transaction liability	3,292	474
Uncertain tax positions	1,098
Deferred tax liability	268	126
Total accrued expenses and other current liabilities	$ 14,186	$ 5,903